Significant accounting policies (Details)	6 Months Ended
Jun. 30, 2012
Wind turbines and towers
Property, Plant and Equipment [Line Items]
Property, plant and equipment, estimated useful lives	9 to 25 years
Solar Panels and Facilities
Property, Plant and Equipment [Line Items]
Property, plant and equipment, estimated useful lives	25 years
Other generating facilities
Property, Plant and Equipment [Line Items]
Property, plant and equipment, estimated useful lives	14 to 25 years
Meteorological towers
Property, Plant and Equipment [Line Items]
Property, plant and equipment, estimated useful lives	5 to 25 years
Furniture and Fixtures
Property, Plant and Equipment [Line Items]
Property, plant and equipment, estimated useful lives	5 years
Automobiles
Property, Plant and Equipment [Line Items]
Property, plant and equipment, estimated useful lives	5 years